Premises and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Premises and Equipment [Line Items]
Operating Leases, Rent Expense			$ 1,400	$ 903	$ 856
Depreciation and amortization expense	$ 213	$ 174	$ 734	$ 599	$ 523
Maximum [Member]
Disclosure of Premises and Equipment [Line Items]
Operating Leases Initial Lease Period			20 years
Minimum [Member]
Disclosure of Premises and Equipment [Line Items]
Operating Leases Initial Lease Period			5 years